Derivative financial instruments (Details)		12 Months Ended
	Jul. 23, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Hedging percentage	90.00%		90.00%	90.00%
Hedging instrument, fiscal year 2021	40	30
Commodity risk | Maximum
Disclosure of detailed information about financial instruments [line items]
Hedging percentage		90.00%